SCHEDULE OF SHORT TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term borrowings from working capital facilities	$ 61,337	$ 59,832
Less: unamortized debt issuance costs	(68)	(112)
Short-term debt, excluding current installments of long-term debt	$ 61,269	$ 59,720